Segment Information - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 3,645,335		¥ 2,048,896	¥ 1,556,476
Cost of revenues	2,705,885		1,554,194	1,280,324
Gross profit	939,450	$ 136,637	494,702	276,152
Xiaomi Wearable Products
Segment Reporting Information [Line Items]
Revenues	2,439,534		1,614,512	1,434,136
Cost of revenues	1,883,509		1,232,792	1,182,646
Gross profit	556,025		381,720	251,490
Self-branded Products and Others
Segment Reporting Information [Line Items]
Revenues	1,205,801		434,384	122,340
Cost of revenues	822,376		321,402	97,678
Gross profit	¥ 383,425		¥ 112,982	¥ 24,662